Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 24, 2012
Entity Registrant Name	InspireMD, Inc.
Entity Central Index Key	0001433607
Entity Filer Category	Accelerated Filer